Pension and Other Postretirement Employee Benefit Plans (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in benefit obligation
Settlements		$ 0
Special termination benefits		0
Defined benefit pension plans, U.S. [Member]
Change in benefit obligation
Benefit Obligation, beginning of year	(7,977)	(7,796)
Benefits earned during the year	(230)	(313)
Interest cost on benefit obligations	(468)	(514)
Plan amendments		384
Business combinations		(4)
Employee contributions	0	0
Net gain/(loss)	249	408
Benefits paid	(604)	(674)
Expected Medicare Part D subsidy receipts	0	0
Curtailments	0	0
Settlements	0	0
Special termination benefits	0	0
Foreign exchange impact and other	0	0
Benefit obligation, end of year	(8,320)	(7,977)
Change in plan assets
Fair value of plan assets, beginning of year	10,218	6,948
Actual return on plan assets	1,179	1,145
Firm contributions	35	2,799
Employee contributions	0	0
Benefits paid	(604)	(674)
Settlements	0	0
Foreign exchange impact and other	0	0
Fair value of plan assets, end of year	10,828	10,218
Funded/(unfunded) status	2,508	2,241
Accumulated benefit obligation, end of year	(8,271)	(7,964)
Defined benefit pension plans, Non-U.S. [Member]
Change in benefit obligation
Benefit Obligation, beginning of year	(2,536)	(2,007)
Benefits earned during the year	(30)	(30)
Interest cost on benefit obligations	(128)	(122)
Plan amendments	10	1
Business combinations	(12)
Employee contributions	4	3
Net gain/(loss)	71	287
Benefits paid	(96)	(95)
Expected Medicare Part D subsidy receipts	0	0
Curtailments		1
Settlements	5	4
Special termination benefits	(1)	(1)
Foreign exchange impact and other	71	(187)
Benefit obligation, end of year	(2,600)	(2,536)
Change in plan assets
Fair value of plan assets, beginning of year	2,432	2,008
Actual return on plan assets	228	218
Firm contributions	157	115
Employee contributions	4	3
Benefits paid	(96)	(95)
Settlements	(5)	(4)
Foreign exchange impact and other	(73)	187
Fair value of plan assets, end of year	2,647	2,432
Funded/(unfunded) status	47	(104)
Accumulated benefit obligation, end of year	(2,576)	(2,510)
OPEB Plans [Member]
Change in benefit obligation
Benefit Obligation, beginning of year	(1,025)	(1,095)
Benefits earned during the year	(2)	(3)
Interest cost on benefit obligations	(55)	(64)
Plan amendments	0	0
Business combinations		(40)
Employee contributions	70	64
Net gain/(loss)	(13)	(101)
Benefits paid	(168)	(160)
Expected Medicare Part D subsidy receipts	(10)	(9)
Curtailments		(7)
Settlements	0
Special termination benefits	0
Foreign exchange impact and other	1	(4)
Benefit obligation, end of year	(980)	(1,025)
Change in plan assets
Fair value of plan assets, beginning of year	1,269	1,126
Actual return on plan assets	137	172
Firm contributions	3	2
Employee contributions	0	0
Benefits paid	(28)	(31)
Settlements	0	0
Foreign exchange impact and other	0	0
Fair value of plan assets, end of year	1,381	1,269
Funded/(unfunded) status	401	244
Accumulated benefit obligation, end of year	$ 0	$ 0